Note 10 - Capital Stock (Details Textual) - USD ($)					1 Months Ended	2 Months Ended
	May 26, 2017	Apr. 13, 2017	Jan. 09, 2017	Dec. 19, 2016	Jun. 29, 2017	Aug. 22, 2017	Mar. 23, 2017	Sep. 30, 2017	Dec. 31, 2016
Preferred Stock, Par or Stated Value Per Share								$ 0.001	$ 0.001
Series G Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000
Preferred Stock Conversion, Price Per Share	$ 7.50
Preferred Stock, Liquidation Preference Percentage, Per Share	100.00%
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion	9.99%
Convertible Preferred Stock, Beneficial Conversion Feature	$ 1,905,570
Series H Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000
Convertible Preferred Stock, Conversion Price, Minimum Volume-weighted Average Price Used in Computation	$ 9.38
Preferred Stock, Liquidation Preference Percentage, Per Share	100.00%
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion	9.99%
Convertible Preferred Stock, Beneficial Conversion Feature	$ 1,905,570
Conversion of Series E Convertible Preferred Stock into Shares of Common Stock [Member]
Conversion of Stock, Shares Converted			500,000	1,500,000
Conversion of Stock, Shares Issued			6,667	20,000
Conversion of Series F Convertible Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted		200					390
Conversion of Stock, Shares Issued		13,334					26,000
Conversion of Series D Convertible Preferred Stock into Shares of Series G Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted	1,233
Conversion of Stock, Shares Issued	938
Conversion of Series F Convertible Preferred Stock into Shares of Series H Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted	643
Conversion of Stock, Shares Issued	938
Series H Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted					437
Conversion of Stock, Shares Issued					46,614
Series G Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted						400
Conversion of Stock, Shares Issued						53,335